INCOME TAXES - Expiration Dates Relating to Unused Tax Credits (Details) - Canada Tax Authority - Canadian Tax Authority - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 6,726	$ 6,950
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	0	1,172
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	541	518
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	204	196
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	466	446
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	230	221
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	217	208
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	367	352
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	281	269
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	256	245
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	298	285
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	237	227
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	216	207
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	316	303
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	190	182
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	233	223
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	206	197
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	547	525
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	359	344
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	260	249
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	651	581
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 651	$ 0